Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020
	Principal Amount/Shares
		Fair Value
Corporate Bonds - 80.5%(1)
Crude Oil Pipelines - 7.5%(1)
Canada - 7.5%(1)
Enbridge Inc., 5.500%, 07/15/2077	$8,500,000	$8,412,875

Natural Gas/Natural Gas Liquids Pipelines - 33.8%(1)
Canada - 7.3%(1)
TransCanada Corporation, 5.625%, 05/20/2075	7,000,000	7,157,500
TransCanada Corporation, 5.300%, 03/15/2077	1,000,000	1,022,500
United States - 26.5%(1)
Cheniere Corp., 7.000%, 06/30/2024	4,000,000	4,582,208
Cheniere Corp., 5.875%, 03/31/2025	2,000,000	2,243,705
El Paso Corp., 6.500%, 09/15/2020	2,000,000	2,050,346
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020(2)	1,500,000	1,520,113
NGPL PipeCo LLC, 4.875%, 08/15/2027(2)	2,000,000	2,175,889
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	4,684,121
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,352,583
Rockies Express Pipeline LLC, 4.950%, 07/15/2029(2)	3,000,000	2,980,172
Ruby Pipeline, LLC, 6.000%, 04/01/2022(2)	1,102,273	1,115,451
Southern Star Central Corp., 5.125%, 07/15/2022(2)	3,000,000	3,039,808
Tallgrass Energy LP, 5.500%, 01/15/2028(2)	3,250,000	2,893,150
		37,817,546
Natural Gas Gathering/Processing - 19.5%(1)
United States - 19.5%(1)
Antero Midstream Partners LP, 5.750%, 03/01/2027	2,000,000	1,360,000
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(2)	5,900,000	5,015,000
EnLink Midstream LLC, 5.375%, 06/01/2029	3,000,000	2,588,640
Hess Corporation, 5.625%, 02/15/2026(2)	4,160,000	4,149,683
The Williams Companies, Inc., 7.875%, 09/01/2021	5,000,000	5,473,219
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000	3,275,071
		21,861,613
Oil and Gas Production - 2.1%(1)
United States - 2.1%(1)
Ascent Resources Utica Holdings, LLC, 10.000%, 04/01/2022(2)	1,302,000	1,109,590
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026	2,000,000	1,200,000
		2,309,590
Power/Utility - 14.4%(1)
United States - 14.4%(1)
The AES Corporation, 5.500%, 04/15/2025	4,000,000	4,091,680
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020(2)	3,000,000	3,069,932
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021(2)	2,000,000	2,134,018
NextEra Energy, Inc., 4.800%, 12/01/2077	4,500,000	4,815,000
NV Energy Inc., 6.250%, 11/15/2020	1,000,000	1,031,255
Pattern Energy Group Inc., 5.875%, 02/01/2024(2)	1,000,000	1,020,000
		16,161,885
Refined Product Pipelines - 3.2%(1)
United States - 3.2%(1)
Buckeye Partners, 5.600%, 10/15/2044	2,000,000	1,790,000
Buckeye Partners, 5.850%, 11/15/2043	2,000,000	1,840,000
		3,630,000

Total Corporate Bonds (Cost $90,114,463)		90,193,509

Convertible Bond - 1.6%(1)
Renewables - 1.6%(1)
Grand Cayman - 1.6%(1)
Sunnova Energy Intl Inc., 7.75%, 01/30/2027(2)(3) (Cost $1,498,950)	1,570,000	1,729,669

Master Limited Partnerships - 32.9%(1)
Crude Oil Pipelines - 5.2%(1)
United States - 5.2%(1)
BP Midstream Partners LP	25,000	333,000
NuStar Energy L.P.	102,338	2,323,073
PBF Logistics LP	85,868	1,628,916
Shell Midstream Partners, L.P.	89,044	1,523,543
		5,808,532
Natural Gas/Natural Gas Liquids Pipelines - 10.5%(1)
United States - 10.5%(1)
DCP Midstream, LP	96,758	1,508,457
Energy Transfer LP(4)	717,787	7,953,080
Enterprise Products Partners L.P.	98,682	2,303,238
		11,764,775
Natural Gas Gathering/Processing - 2.9%(1)
United States - 2.9%(1)
CNX Midstream Partners, LP	47,302	553,906
Noble Midstream Partners LP	21,975	337,316
Western Midstream Partners, LP	177,622	2,319,743
		3,210,965
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	9,289	192,004

Refined Product Pipelines - 14.1%(1)
United States - 14.1%(1)
Holly Energy Partners, L.P.	136,327	2,827,422
Magellan Midstream Partners, L.P.	56,119	3,061,291
MPLX LP	380,426	7,718,844
Phillips 66 Partners LP	41,654	2,264,728
		15,872,285

Total Master Limited Partnerships (Cost $44,757,586)		36,848,561

Common Stock - 24.1%(1)
Crude Oil Pipelines - 5.7%(1)
United States - 5.7%(1)
Enbridge Inc.	47,888	1,792,448
Plains GP Holdings, L.P.	331,453	4,564,108
		6,356,556
Marine Transportation - 0.2%(1)
Monaco - 0.2%(1)
GasLog Partners LP	50,381	190,944

Natural Gas/Natural Gas Liquids Pipelines - 8.0%(1)
United States - 8.0%(1)
Kinder Morgan Inc.	186,711	3,579,250
ONEOK, Inc.	58,249	3,886,373
The Williams Companies, Inc.	76,673	1,460,621
		8,926,244
Natural Gas Gathering/Processing - 8.5%(1)
United States - 8.5%(1)
Antero Midstream Corp.	444,931	1,939,899
EnLink Midstream LLC	427,306	1,628,036
Equitrans Midstream Corporation	124,779	880,940
Hess Midstream LP	76,984	1,468,855
Targa Resources Corp.	112,927	3,658,835
		9,576,565
Power/Utility - 1.7%(1)
United States - 1.7%(1)
DTE Energy, 6.500%, 10/01/2019	17,229	1,923,962

Total Common Stock (Cost $37,834,484)		26,974,271

Preferred Stock - 4.2%(1)
Natural Gas Gathering/Processing - 1.6%(1)
United States - 1.6%(1)
Targa Resources Corp., 9.500%(2)(3)	1,685	1,786,235

Natural Gas Liquids Pipelines - 0.5%(1)
United States - 0.5%(1)
Altus Midstream Company, 7.000%(2)(3)(5)	475	495,918

Power/Utility - 2.1%(1)
United States - 2.1%(1)
Sempra Energy, 6.000%, 01/15/2021	21,189	2,373,804

Total Preferred Stock (Cost $4,049,882)		4,655,957

Term Loan - 1.7%(1)
Other - 1.7%(1)
United States - 1.7%(1)
New Fortress Energy, 7.8534%, 1/10/2023 (Cost $1,951,460)	2,000,000	1,950,000

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.3%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.49%(6) (Cost $202,517)	202,517	202,517

Total Investments - 145.0%(1) (Cost $180,409,342)		162,554,484
Interest Rate Swap Contracts - 0.0%(1)
$3,000,000 notional - net unrealized depreciation(7)		(10,870)
Other Assets and Liabilities - 2.2%(1)		2,451,572
Credit Facility Borrowings - (47.2)%(1)		(52,900,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$112,095,186

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $34,234,628 which represents 30.5% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $10,870.
(5)	Security distributions are paid-in-kind. Cash value of the 7.0% coupon is paid in the form of additional shares.
(6)	Rate indicated is the current yield as of February 29, 2020.
(7)	See Schedule of Interest Rate Swap Contracts and Note 12 to the financial statements for further disclosure.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 29, 2020.  These assets and liabilities are measured on a recurring basis.

TPZ:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$90,193,509	$-	$90,193,509
Convertible Bond(a)	-	-	1,729,669	1,729,669
Master Limited Partnerships(a)	36,848,561	-	-	36,848,561
Common Stock(a)	26,974,271	-	-	26,974,271
Preferred Stock(a)	2,373,804	-	2,282,153	4,655,957
Term Loan(a)	-	1,950,000	-	1,950,000
Short-Term Investment(b)	202,517	-	-	202,517
Total Assets	$66,399,153	$92,143,509	$4,011,822	$162,554,484
Liabilities
Interest Rate Swap Contracts	$-	$10,870	$-	$10,870

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 29, 2020:

Preferred Stock	TPZ
Balance – beginning of period	4,629,781
Purchases	8,166
Return of capital	-
Sales	(2,460,223)
Total realized gain/loss	319,257
Change in unrealized gain/loss	(214,828)
Balance – end of period	$2,282,153

Convertible Bond	TPZ
Balance – beginning of period	$-
Purchases	1,498,950
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	230,719
Balance – end of period	$1,729,669
TPZ
Change in unrealized gain/loss on investments still held at February 29, 2020	$15,891